Note 14 Derivatives Hedge accounting and fair value changes of the hedged items in portfolio hedge of interest rate risk (Details) - EUR (€) € in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure of derivative financial instruments held for hedging [Line Items]
Derivative financial assets held for hedging	€ 1,858	€ 1,805
Accumulated fair value hedge adjustment on hedged item included in carrying amount, assets	(98)	5
Derivative financial liabilities held for hedging	3,181	2,626
Accumulated fair value hedge adjustment on hedged item included in carrying amount, liabilities	€ 0	€ 0